Events (Unaudited) Subsequent to the Date of Report of the Independent Registered Public Accounting Firm	12 Months Ended
Dec. 31, 2019
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Events (Unaudited) Subsequent to the Date of Report of the Independent Registered Public Accounting Firm

16. Events (Unaudited) Subsequent to the Date of Report of the Independent Registered Public Accounting Firm

On March 31, 2020, in connection with an amendment to our existing credit agreement, which provided for the payment of interest due and payable as of March 31, 2020 and June 30, 2020 in shares of our Series B Preferred Stock, we issued an aggregate of 967,130 shares of our Series B Preferred Stock at a subscription price of $2.25 per share to existing investors as payment for interest due and payable as of March 31, 2020 and all applicable fees.

On April 3, 2020, we issued and sold an aggregate of 4,444,444 shares of our Series B Preferred Stock at a purchase price of $2.25 per share to existing investors in exchange for aggregate consideration of approximately $10.0 million in cash.

In April 2018, we received a civil investigative demand from an Assistant U.S. Attorney for the Southern District of New York and a HIPAA subpoena issued by an Assistant U.S. Attorney for the Southern District of California. In May 2018, we received a subpoena from the State of New York Medicaid Fraud Control Unit. Since that time, we have cooperated with federal civil and criminal investigations, and state civil investigations, regarding discontinued legacy billing practices for our NIPT and microdeletion tests and the provision of alleged kickbacks or inducements to physicians and patients. The civil investigations also include inquiries about our laboratory licenses, our enrollment in state Medicaid programs, and the laboratories that performed testing for us.

On March 31, 2020, we reached an agreement on the monetary terms with the Department of Justice (the “DOJ”) and the State of New York (with the State of New York Attorney General representing or facilitating the interests of all States participating in the settlement (collectively, the “State AGs”)) with respect to relevant government health benefit programs to resolve all of the government’s outstanding civil and criminal investigations, including the investigations by the U.S. Attorney’s Office for the Southern District of California and the U.S. Attorney’s Office for the Southern District of New York, as well as the investigation by the State AGs. The terms of this agreement in principle contemplate that we will enter into a civil settlement agreement providing that we will pay $8.0 million upon entering into the settlement, $4.0 million in December 2020, $5.0 million in December 2021, $7.0 million in December 2022, $8.0 million in December 2023, $9.0 million in December 2024, and $8.0 million in December 2025 (all of which, other than the initial $8.0 million payment, will also be subject to interest at a rate of 1.25% per annum) for a release of the civil claims and that we will enter into a non-prosecution agreement to resolve all criminal allegations. Those criminal allegations pertain to discontinued legacy billing practices for our NIPT tests. The companion civil settlement agreement is expected to resolve all civil claims involving discontinued legacy billing practices for our NIPT and microdeletion tests as well as other allegations pertaining to the provision of potential kickbacks or inducements to physicians and patients. Other non-financial terms and conditions remain subject to negotiation. The final civil settlement materials are subject to final approval of the Assistant Attorney General at DOJ, a U.S. District Court judge in New York, and any other relevant parties, including any potential whistleblower and the State AGs. We also expect to enter into a corporate integrity agreement with the Department of Health and Human Services Office of Inspector General, which would be expected to impose additional compliance, reporting and disclosure obligations, and related costs in the future. The agreement in principle does not cover other potential claims by a potential whistleblower(s), if any, of a nature not covered by the government settlement.

As of December 31, 2019, we had accrued an aggregate of $35.8 million associated with a potential settlement with the DOJ and the participating State AGs within accrued expenses and other current liabilities and as a reduction of revenue as reflected on the consolidated balance sheet of the Company as of December 31, 2019 and consolidated statement of operations for the year ended December 31, 2019. In addition, in the quarter ended March 31, 2020, we expect to accrue an additional $13.2 million with respect to the total amount to be paid under the agreement in principle to the DOJ and the participating State AGs, and additional amounts for any related costs as of and for the quarterly period ended March 31, 2020. Until the final documents are approved and signed, there can be no assurance that the amount we have accrued will be sufficient to cover our obligations relating to this matter. Our obligations could also increase depending on a number of factors, potentially materially, including whether or not the agreement in principle is finalized, the terms of the final approved agreements, the parties to the settlement, the cost of complying with the terms of the settlement, including monitoring fees related to any potential corporate integrity agreement, the costs related to the settlement, and other factors.